Shareholder Report	6 Months Ended	120 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SPIRIT OF AMERICA INVESTMENT FUND INC
Entity Central Index Key	0001039667
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000073513
Shareholder Report [Line Items]
Fund Name	Spirit of America Income Fund
Class Name	Class A Shares
Trading Symbol	SOAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Income Fund for the period of January 1, 2024 to June 30, 2024.
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$57	1.15%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.15%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Spirit of America Income Fund - Class A Shares	Bloomberg U.S. Aggregate Bond Index
12/31/08	$9,524	$10,000
06/30/09	$10,188	$10,190
06/30/10	$12,011	$11,158
06/30/11	$12,910	$11,593
06/30/12	$14,841	$12,460
06/30/13	$15,242	$12,374
06/30/14	$16,340	$12,915
06/30/15	$16,934	$13,155
06/30/16	$18,407	$13,945
06/30/17	$18,622	$13,901
06/30/18	$19,186	$13,846
06/30/19	$20,636	$14,935
06/30/20	$21,123	$16,240
06/30/21	$23,280	$16,186
06/30/22	$21,254	$14,520
06/30/23	$21,316	$14,384
06/30/24	$22,517	$14,763

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Spirit of America Income Fund - Class A Shares
Without Load	5.64%	1.76%	3.26%
With Load	0.58%	0.78%	2.76%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 66,008,372	$ 66,008,372
Holdings Count | Holding	157	157
Advisory Fees Paid, Amount	$ 168,208
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$66,008,372 Number of Portfolio Holdings157 Advisory Fee (net of waivers)$168,208 Portfolio Turnover0%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Econ & Indust Development	2.4%
City	3.0%
Integrated Electric Utilities	3.3%
Banks	3.5%
Higher Education	3.6%
Other	4.0%
Midstream - Oil & Gas	4.3%
Hospitals	4.6%
School District	4.7%
Electricity And Public Power	5.8%
Miscellaneous Tax	6.3%
Local Authority	6.5%
Life Insurance	7.5%
Tobacco	7.9%
Other Sectors	32.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000167229
Shareholder Report [Line Items]
Fund Name	Spirit of America Income Fund
Class Name	Class C Shares
Trading Symbol	SACTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Income Fund for the period of January 1, 2024 to June 30, 2024.
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$94	1.90%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.90%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Spirit of America Income Fund - Class C Shares	Bloomberg U.S. Aggregate Bond Index
03/15/16	$10,000	$10,000
06/30/16	$10,584	$10,343
06/30/17	$10,625	$10,310
06/30/18	$10,867	$10,269
06/30/19	$11,600	$11,077
06/30/20	$11,776	$12,045
06/30/21	$12,883	$12,005
06/30/22	$11,675	$10,770
06/30/23	$11,621	$10,669
06/30/24	$12,186	$10,949

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (March 15, 2016)
Spirit of America Income Fund - Class C Shares
Without Load	4.86%	0.99%	2.41%
With Load	3.87%	0.99%	2.41%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.10%

Performance Inception Date		Mar. 15, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 66,008,372	$ 66,008,372
Holdings Count | Holding	157	157
Advisory Fees Paid, Amount	$ 168,208
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$66,008,372 Number of Portfolio Holdings157 Advisory Fee (net of waivers)$168,208 Portfolio Turnover0%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Econ & Indust Development	2.4%
City	3.0%
Integrated Electric Utilities	3.3%
Banks	3.5%
Higher Education	3.6%
Other	4.0%
Midstream - Oil & Gas	4.3%
Hospitals	4.6%
School District	4.7%
Electricity And Public Power	5.8%
Miscellaneous Tax	6.3%
Local Authority	6.5%
Life Insurance	7.5%
Tobacco	7.9%
Other Sectors	32.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000219380
Shareholder Report [Line Items]
Fund Name	Spirit of America Income Fund
Class Name	Institutional Shares
Trading Symbol	SOITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Income Fund for the period of January 1, 2024 to June 30, 2024.
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$45	0.91%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Spirit of America Income Fund - Institutional Shares	Bloomberg U.S. Aggregate Bond Index
05/01/20	$10,000	$10,000
06/30/20	$10,289	$10,122
06/30/21	$11,364	$10,088
06/30/22	$10,405	$9,050
06/30/23	$10,452	$8,965
06/30/24	$11,067	$9,201

Average Annual Return [Table Text Block]
	1 Year	Since Inception (May 1, 2020)
Spirit of America Income Fund - Institutional Shares
Without Load	5.88%	2.46%
With Load	5.88%	2.46%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 1.98%

Performance Inception Date		May 01, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 66,008,372	$ 66,008,372
Holdings Count | Holding	157	157
Advisory Fees Paid, Amount	$ 168,208
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$66,008,372 Number of Portfolio Holdings157 Advisory Fee (net of waivers)$168,208 Portfolio Turnover0%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Econ & Indust Development	2.4%
City	3.0%
Integrated Electric Utilities	3.3%
Banks	3.5%
Higher Education	3.6%
Other	4.0%
Midstream - Oil & Gas	4.3%
Hospitals	4.6%
School District	4.7%
Electricity And Public Power	5.8%
Miscellaneous Tax	6.3%
Local Authority	6.5%
Life Insurance	7.5%
Tobacco	7.9%
Other Sectors	32.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000003857
Shareholder Report [Line Items]
Fund Name	Spirit of America Large Cap Value Fund
Class Name	Class A Shares
Trading Symbol	SOAVX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$75	1.51%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.51%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Spirit of America Large Cap Value Fund - Class A Shares
Without Load	34.94%	16.30%	11.79%
With Load	27.86%	15.05%	11.18%
S&P 500® Index	24.56%	15.05%	12.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 187,488,991	$ 187,488,991
Holdings Count | Holding	167	167
Advisory Fees Paid, Amount	$ 822,948
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$187,488,991 Number of Portfolio Holdings167 Advisory Fee $822,948 Portfolio Turnover5%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.8%
Money Market Funds	0.2%
Materials	1.3%
Real Estate Investment Trusts (REITs)	1.4%
Utilities	2.2%
Communications	7.0%
Consumer Discretionary	7.0%
Financials	7.4%
Consumer Staples	7.9%
Industrials	8.2%
Energy	8.8%
Health Care	9.5%
Technology	39.9%

C000167227
Shareholder Report [Line Items]
Fund Name	Spirit of America Large Cap Value Fund
Class Name	Class C Shares
Trading Symbol	SACVX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$110	2.21%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.21%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 15, 2016)
Spirit of America Large Cap Value Fund - Class C Shares
Without Load	33.96%	15.49%	13.61%
With Load	32.96%	15.49%	13.61%
S&P 500® Index	24.56%	15.05%	14.81%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Mar. 15, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 187,488,991	$ 187,488,991
Holdings Count | Holding	167	167
Advisory Fees Paid, Amount	$ 822,948
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$187,488,991 Number of Portfolio Holdings167 Advisory Fee $822,948 Portfolio Turnover5%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.8%
Money Market Funds	0.2%
Materials	1.3%
Real Estate Investment Trusts (REITs)	1.4%
Utilities	2.2%
Communications	7.0%
Consumer Discretionary	7.0%
Financials	7.4%
Consumer Staples	7.9%
Industrials	8.2%
Energy	8.8%
Health Care	9.5%
Technology	39.9%

C000219378
Shareholder Report [Line Items]
Fund Name	Spirit of America Large Cap Value Fund
Class Name	Institutional Shares
Trading Symbol	SOIVX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$60	1.21%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.21%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (5/1/2020)
Spirit of America Large Cap Value Fund - Institutional Shares	35.29%	21.50%
S&P 500® Index	24.56%	18.96%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 187,488,991	$ 187,488,991
Holdings Count | Holding	167	167
Advisory Fees Paid, Amount	$ 822,948
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$187,488,991 Number of Portfolio Holdings167 Advisory Fee $822,948 Portfolio Turnover5%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.8%
Money Market Funds	0.2%
Materials	1.3%
Real Estate Investment Trusts (REITs)	1.4%
Utilities	2.2%
Communications	7.0%
Consumer Discretionary	7.0%
Financials	7.4%
Consumer Staples	7.9%
Industrials	8.2%
Energy	8.8%
Health Care	9.5%
Technology	39.9%

C000059931
Shareholder Report [Line Items]
Fund Name	Spirit of America Municipal Tax Free Bond Fund
Class Name	Class A Shares
Trading Symbol	SOAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Municipal Tax Free Bond Fund for the period of January 1, 2024 to June 30, 2024.
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$46	0.92%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Spirit of America Municipal Tax Free Bond Fund - Class A Shares
Without Load	2.11%	0.24%	1.76%
With Load	- 2.77%	- 0.73%	1.26%
Bloomberg Municipal Bond Index	3.21%	1.16%	2.39%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 33,025,896	$ 33,025,896
Holdings Count | Holding	146	146
Advisory Fees Paid, Amount	$ 35,886
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$33,025,896 Number of Portfolio Holdings146 Advisory Fee (net of waivers)$35,886 Portfolio Turnover4%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Idr & Pcr	0.8%
Money Market Funds	1.7%
State	4.5%
Health Care	5.5%
Local	5.9%
Special Tax	7.1%
Education	12.8%
Housing	13.7%
Transportation	14.8%
Lease	15.9%
Utilities	16.4%

C000167228
Shareholder Report [Line Items]
Fund Name	Spirit of America Municipal Tax Free Bond Fund
Class Name	Class C Shares
Trading Symbol	SACFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Municipal Tax Free Bond Fund for the period of January 1, 2024 to June 30, 2024.
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$88	1.77%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.77%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 15, 2016)
Spirit of America Municipal Tax Free Bond Fund - Class C Shares
Without Load	1.13%	- 0.63%	0.31%
With Load	0.14%	- 0.63%	0.31%
Bloomberg Municipal Bond Index	3.21%	1.16%	2.02%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Mar. 15, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 33,025,896	$ 33,025,896
Holdings Count | Holding	146	146
Advisory Fees Paid, Amount	$ 35,886
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$33,025,896 Number of Portfolio Holdings146 Advisory Fee (net of waivers)$35,886 Portfolio Turnover4%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Idr & Pcr	0.8%
Money Market Funds	1.7%
State	4.5%
Health Care	5.5%
Local	5.9%
Special Tax	7.1%
Education	12.8%
Housing	13.7%
Transportation	14.8%
Lease	15.9%
Utilities	16.4%

C000219379
Shareholder Report [Line Items]
Fund Name	Spirit of America Municipal Tax Free Bond Fund
Class Name	Institutional Shares
Trading Symbol	SOIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Municipal Tax Free Bond Fund for the period of January 1, 2024 to June 30, 2024.
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$38	0.77%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (5/1/2020)
Spirit of America Municipal Tax Free Bond Fund - Institutional Shares	2.15%	0.23%
Bloomberg Municipal Bond Index	3.21%	1.22%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 33,025,896	$ 33,025,896
Holdings Count | Holding	146	146
Advisory Fees Paid, Amount	$ 35,886
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$33,025,896 Number of Portfolio Holdings146 Advisory Fee (net of waivers)$35,886 Portfolio Turnover4%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Idr & Pcr	0.8%
Money Market Funds	1.7%
State	4.5%
Health Care	5.5%
Local	5.9%
Special Tax	7.1%
Education	12.8%
Housing	13.7%
Transportation	14.8%
Lease	15.9%
Utilities	16.4%

C000003855
Shareholder Report [Line Items]
Fund Name	Spirit of America Real Estate Income and Growth Fund
Class Name	Class A Shares
Trading Symbol	SOAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Real Estate Income and Growth Fund for the period of January 1, 2024 to June 30, 2024.
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$80	1.61%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.61%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Spirit of America Real Estate Income and Growth Fund - Class A Shares
Without Load	5.02%	2.41%	4.28%
With Load	- 0.49%	1.31%	3.71%
S&P 500® Index	24.56%	15.05%	12.86%
MSCI US REIT Index	7.59%	3.89%	5.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 69,092,094	$ 69,092,094
Holdings Count | Holding	104	104
Advisory Fees Paid, Amount	$ 343,626
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$69,092,094 Number of Portfolio Holdings104 Advisory Fee $343,626 Portfolio Turnover5%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Industrials	0.2%
Communications	0.5%
Money Market Funds	0.7%
Consumer Discretionary	1.1%
Energy	1.3%
Real Estate	95.7%

C000167226
Shareholder Report [Line Items]
Fund Name	Spirit of America Real Estate Income and Growth Fund
Class Name	Class C Shares
Trading Symbol	SACRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Real Estate Income and Growth Fund for the period of January 1, 2024 to June 30, 2024.
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$115	2.32%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	2.32%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 15, 2016)
Spirit of America Real Estate Income and Growth Fund - Class C Shares
Without Load	4.31%	1.72%	3.61%
With Load	3.36%	1.72%	3.61%
S&P 500® Index	24.56%	15.05%	14.81%
MSCI US REIT Index	7.59%	3.89%	5.20%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Mar. 15, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 69,092,094	$ 69,092,094
Holdings Count | Holding	104	104
Advisory Fees Paid, Amount	$ 343,626
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$69,092,094 Number of Portfolio Holdings104 Advisory Fee $343,626 Portfolio Turnover5%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Industrials	0.2%
Communications	0.5%
Money Market Funds	0.7%
Consumer Discretionary	1.1%
Energy	1.3%
Real Estate	95.7%

C000219377
Shareholder Report [Line Items]
Fund Name	Spirit of America Real Estate Income and Growth Fund
Class Name	Institutional Shares
Trading Symbol	SOIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Real Estate Income and Growth Fund for the period of January 1, 2024 to June 30, 2024.
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$65	1.31%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.31%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (5/1/2020)
Spirit of America Real Estate Income and Growth Fund - Institutional Shares	5.35%	6.32%
S&P 500® Index	24.56%	18.96%
MSCI US REIT Index	7.59%	9.98%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 69,092,094	$ 69,092,094
Holdings Count | Holding	104	104
Advisory Fees Paid, Amount	$ 343,626
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$69,092,094 Number of Portfolio Holdings104 Advisory Fee $343,626 Portfolio Turnover5%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Industrials	0.2%
Communications	0.5%
Money Market Funds	0.7%
Consumer Discretionary	1.1%
Energy	1.3%
Real Estate	95.7%

C000240591
Shareholder Report [Line Items]
Fund Name	Spirit of America Utilities Fund
Class Name	Class A Shares
Trading Symbol	SOAUX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.54%
Material Change Date	Jun. 30, 2024
AssetsNet	$ 16,907,249	$ 16,907,249
Holdings Count | Holding	44	44
Advisory Fees Paid, Amount	$ 32,900
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$16,907,249 Number of Portfolio Holdings44 Advisory Fee (net of waivers)$32,900 Portfolio Turnover0%
Holdings [Text Block]

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.3%
Industrials	0.6%
Energy	0.6%
Money Market Funds	3.2%
Utilities	96.9%

Updated Prospectus Web Address	www.funddocs.filepoint.com/soa/
C000240590
Shareholder Report [Line Items]
Fund Name	Spirit of America Utilities Fund
Class Name	Class C Shares
Trading Symbol	SOCUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Utilities Fund for the period of January 1, 2024 to June 30, 2024.
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$114	2.29%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	2.29%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (January 31, 2023)
Spirit of America Utilities Fund - Class C Shares
Without Load	6.16%	1.92%
With Load	5.18%	1.92%
S&P 500® Index	24.56%	24.99%
S&P 500 Utilities Sector Index	7.82%	2.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Jan. 31, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 16,907,249	$ 16,907,249
Holdings Count | Holding	44	44
Advisory Fees Paid, Amount	$ 32,900
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$16,907,249 Number of Portfolio Holdings44 Advisory Fee (net of waivers)$32,900 Portfolio Turnover0%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.3%
Industrials	0.6%
Energy	0.6%
Money Market Funds	3.2%
Utilities	96.9%

C000240589
Shareholder Report [Line Items]
Fund Name	Spirit of America Utilities Fund
Class Name	Institutional Shares
Trading Symbol	SOIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Utilities Fund for the period of January 1, 2024 to June 30, 2024.
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$64	1.28%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.28%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (1/31/2023)
Spirit of America Utilities Fund - Institutional Shares	7.24%	2.95%
S&P 500® Index	24.56%	24.99%
S&P 500 Utilities Sector Index	7.82%	2.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 16,907,249	$ 16,907,249
Holdings Count | Holding	44	44
Advisory Fees Paid, Amount	$ 32,900
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$16,907,249 Number of Portfolio Holdings44 Advisory Fee (net of waivers)$32,900 Portfolio Turnover0%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.3%
Industrials	0.6%
Energy	0.6%
Money Market Funds	3.2%
Utilities	96.9%